Cover	Jan. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 12, 2026
Entity File Number	333-288165
Entity Registrant Name	RADIANT STRATEGIES CORPORATION
Entity Central Index Key	0002056016
Entity Tax Identification Number	36-5132172
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No.15
Entity Address, Address Line Two	Jalan 17/42
Entity Address, Address Line Three	Taman Kok Doh
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	51200
City Area Code	+(60)
Local Phone Number	16-6612008
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false